Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of our revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Category of Revenue:
Total	$ 71,896	$ 29,408
Advertising revenue [Member]
Category of Revenue:
Total	67,673	23,316
Customized content production revenue [Member]
Category of Revenue:
Total	823	510
Copyrights revenue [Member]
Category of Revenue:
Total	485	2,270
CHEERS e-Mall marketplace service revenue [Member]
Category of Revenue:
Total	2,712	402
Other revenue [Member]
Category of Revenue:
Total	203	2,910
Service transferred over time [Member]
Category of Revenue:
Total	68,981	28,763
Service transferred at a point in time [Member]
Category of Revenue:
Total	203	243
Goods transferred at a point in time [Member]
Category of Revenue:
Total	$ 2,712	$ 402